Financial Income Net - Summary Of Finance Income Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Net [Abstract]
Foreign currency exchange differences	$ 1,295	$ 2,592	$ 378
Issuance costs attributed to Forfeiture Shares	(473)
Interest income	311	849	2,174
Change in fair value of Warrant liability		(109)
Change in fair value of Forfeiture shares	(173)
Other	(31)	(32)	(109)
Total financial income, net	$ 929	$ 3,300	$ 2,443